Significant Accounting Policies - Schedule of Subsidiaries Consolidated Financial Statements (Details) (Parenthetical) - Integer	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019
Statement Line Items [Line Items]
Ownership percentage	50.00%
Pebble Project [Member]
Statement Line Items [Line Items]
Number of mineral claims (pebble west claims corporation & pebble east claims corporation)		2,402
Canada Inc [Member]
Statement Line Items [Line Items]
Ownership percentage		100.00%
Canada Inc [Member] | Northern Dynasty Partnership [Member]
Statement Line Items [Line Items]
Ownership percentage		20.00%
Remaining ownership interest percentage		80.00%